AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2014

SECURITIES ACT FILE NO. 33-79858

INVESTMENT COMPANY ACT NO. 811-8544

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 74	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 75	☒

FPA FUNDS TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11400 WEST OLYMPIC BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90064

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310)473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, TREASURER

FPA FUNDS TRUST

11400 WEST OLYMPIC BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90064

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

MARK D. PERLOW, ESQ.

K&L GATES LLP

FOUR EMBARCADERO CENTER

SAN FRANCISCO, CA 94111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER REGISTRATION STATEMENT BECOMES EFFECTIVE.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: FPA CRESCENT FUND INSTITUTIONAL CLASS SHARES, NO PAR VALUE; AND FPA INTERNATIONAL VALUE FUND INSTITUTIONAL CLASS SHARES, NO PAR VALUE

Explanatory Note: This Post-Effective Amendment No. 74 to the Registration Statement of FPA Funds Trust is being filed to amend FPA Crescent Fund and FPA International Value Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securites Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California, on the 19th day of May, 2014.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ Steven T. Romick
Steven T. Romick, President

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ Pierre O. Py
Pierre O. Py, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ STEVEN T. ROMICK	President (Principal	May 19, 2014
Steven T. Romick	Executive Officer of FPA Funds Trust’s FPA Crescent Fund)

/s/ PIERRE O. PY	President (Principal Executive Officer of	May 19, 2014
Pierre O. Py	FPA Funds Trust’s FPA International
Value Fund)

/s/ J. RICHARD ATWOOD	Treasurer (Principal	May 19, 2014
J. Richard Atwood	Financial Officer and
Principal Accounting
Officer)

/s/ THOMAS P. MERRICK	Trustee	May 19, 2014
Thomas P. Merrick

/s/ ALFRED E. OSBORNE, JR.	Trustee	May 19, 2014
Alfred E. Osborne, Jr.

/s/ A. ROBERT PISANO	Trustee	May 19, 2014
A. Robert Pisano

/s/ PATRICK B. PURCELL	Trustee	May 19, 2014
Patrick B. Purcell

/s/ STEVEN T. ROMICK	Trustee	May 19, 2014
Steven T. Romick

/s/ ALLAN M. RUDNICK	Trustee	May 19, 2014
Allan M. Rudnick

EXHIBIT INDEX

EXHIBIT

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase